Distribution Date:	07/17/25	JPMDB Commercial Mortgage Securities Trust 2016-C4
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Brian Baker	(212) 834-3813

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	BlackRock Realty Advisors, Inc.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46646RAG8	1.536600%	38,299,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46646RAH6	2.882200%	300,000,000.00	212,104,669.66	0.00	509,440.07	0.00	0.00	509,440.07	212,104,669.66	34.66%	30.00%
A-3	46646RAJ2	3.141300%	381,323,000.00	381,323,000.00	0.00	998,208.28	0.00	0.00	998,208.28	381,323,000.00	34.66%	30.00%
A-SB	46646RAK9	2.994100%	67,443,000.00	21,037,937.62	1,109,486.02	52,491.41	0.00	0.00	1,161,977.43	19,928,451.60	34.66%	30.00%
A-S	46646RAN3	3.384500%	92,761,000.00	92,761,000.00	0.00	261,624.67	0.00	0.00	261,624.67	92,761,000.00	24.78%	21.75%
B	46646RAP8	3.637800%	61,841,000.00	61,841,000.00	0.00	187,470.99	0.00	0.00	187,470.99	61,841,000.00	18.19%	16.25%
C	46646RAQ6	3.036629%	47,786,000.00	47,786,000.00	0.00	120,923.64	0.00	0.00	120,923.64	47,786,000.00	13.10%	12.00%
D	46646RAB9	3.036629%	53,408,000.00	53,408,000.00	0.00	135,150.25	0.00	0.00	135,150.25	53,408,000.00	7.41%	7.25%
E	46646RAC7	3.786629%	22,487,000.00	22,487,000.00	0.00	70,958.28	0.00	0.00	70,958.28	22,487,000.00	5.01%	5.25%
F*	46646RAD5	3.786629%	11,244,000.00	11,244,000.00	0.00	21,364.01	0.00	0.00	21,364.01	11,244,000.00	3.81%	4.25%
NR	46646RAE3	3.786629%	47,786,756.00	35,810,874.29	0.00	0.00	0.00	0.00	0.00	35,810,874.29	0.00%	0.00%
R	46646RAF0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,124,378,756.01	939,803,481.57	1,109,486.02	2,357,631.60	0.00	0.00	3,467,117.62	938,693,995.55

X-A	46646RAL7	0.695516%	879,826,000.00	707,226,607.28	0.00	409,906.37	0.00	0.00	409,906.37	706,117,121.26
X-B	46646RAM5	0.148829%	61,841,000.00	61,841,000.00	0.00	7,669.79	0.00	0.00	7,669.79	61,841,000.00
X-C	46646RAA1	0.750000%	101,194,000.00	101,194,000.00	0.00	63,246.25	0.00	0.00	63,246.25	101,194,000.00
Notional SubTotal			1,042,861,000.00	870,261,607.28	0.00	480,822.41	0.00	0.00	480,822.41	869,152,121.26

Deal Distribution Total					1,109,486.02	2,838,454.01	0.00	0.00	3,947,940.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46646RAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46646RAH6	707.01556553	0.00000000	1.69813357	0.00000000	0.00000000	0.00000000	0.00000000	1.69813357	707.01556553
A-3	46646RAJ2	1,000.00000000	0.00000000	2.61774999	0.00000000	0.00000000	0.00000000	0.00000000	2.61774999	1,000.00000000
A-SB	46646RAK9	311.93656302	16.45072165	0.77830776	0.00000000	0.00000000	0.00000000	0.00000000	17.22902940	295.48584138
A-S	46646RAN3	1,000.00000000	0.00000000	2.82041666	0.00000000	0.00000000	0.00000000	0.00000000	2.82041666	1,000.00000000
B	46646RAP8	1,000.00000000	0.00000000	3.03149998	0.00000000	0.00000000	0.00000000	0.00000000	3.03149998	1,000.00000000
C	46646RAQ6	1,000.00000000	0.00000000	2.53052442	0.00000000	0.00000000	0.00000000	0.00000000	2.53052442	1,000.00000000
D	46646RAB9	1,000.00000000	0.00000000	2.53052445	0.00000000	0.00000000	0.00000000	0.00000000	2.53052445	1,000.00000000
E	46646RAC7	1,000.00000000	0.00000000	3.15552453	0.00000000	0.00000000	0.00000000	0.00000000	3.15552453	1,000.00000000
F	46646RAD5	1,000.00000000	0.00000000	1.90003646	1.25548737	5.38012095	0.00000000	0.00000000	1.90003646	1,000.00000000
NR	46646RAE3	749.38910459	0.00000000	0.00000000	2.36471565	23.53565159	0.00000000	0.00000000	0.00000000	749.38910459
R	46646RAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46646RAL7	803.82553741	0.00000000	0.46589481	0.00000000	0.00000000	0.00000000	0.00000000	0.46589481	802.56450851
X-B	46646RAM5	1,000.00000000	0.00000000	0.12402435	0.00000000	0.00000000	0.00000000	0.00000000	0.12402435	1,000.00000000
X-C	46646RAA1	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/25 - 06/30/25	30	0.00	509,440.07	0.00	509,440.07	0.00	0.00	0.00	509,440.07	0.00
A-3	06/01/25 - 06/30/25	30	0.00	998,208.28	0.00	998,208.28	0.00	0.00	0.00	998,208.28	0.00
A-SB	06/01/25 - 06/30/25	30	0.00	52,491.41	0.00	52,491.41	0.00	0.00	0.00	52,491.41	0.00
X-A	06/01/25 - 06/30/25	30	0.00	409,906.37	0.00	409,906.37	0.00	0.00	0.00	409,906.37	0.00
X-B	06/01/25 - 06/30/25	30	0.00	7,669.79	0.00	7,669.79	0.00	0.00	0.00	7,669.79	0.00
X-C	06/01/25 - 06/30/25	30	0.00	63,246.25	0.00	63,246.25	0.00	0.00	0.00	63,246.25	0.00
A-S	06/01/25 - 06/30/25	30	0.00	261,624.67	0.00	261,624.67	0.00	0.00	0.00	261,624.67	0.00
B	06/01/25 - 06/30/25	30	0.00	187,470.99	0.00	187,470.99	0.00	0.00	0.00	187,470.99	0.00
C	06/01/25 - 06/30/25	30	0.00	120,923.64	0.00	120,923.64	0.00	0.00	0.00	120,923.64	0.00
D	06/01/25 - 06/30/25	30	0.00	135,150.25	0.00	135,150.25	0.00	0.00	0.00	135,150.25	0.00
E	06/01/25 - 06/30/25	30	0.00	70,958.28	0.00	70,958.28	0.00	0.00	0.00	70,958.28	0.00
F	06/01/25 - 06/30/25	30	46,231.49	35,480.72	0.00	35,480.72	14,116.70	0.00	0.00	21,364.01	60,494.08
NR	06/01/25 - 06/30/25	30	1,008,507.98	113,002.09	0.00	113,002.09	113,002.09	0.00	0.00	0.00	1,124,692.44
Totals			1,054,739.47	2,965,572.81	0.00	2,965,572.81	127,118.79	0.00	0.00	2,838,454.01	1,185,186.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,947,940.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,977,139.19	Master Servicing Fee	5,252.91
Interest Reductions due to Nonrecoverability Determination	(66,547.86)	Certificate Administrator Fee	3,939.12
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	391.58
ARD Interest	0.00	Operating Advisor Fee	1,286.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	332.93
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,910,591.33	Total Fees	11,492.87

Principal		Expenses/Reimbursements
Scheduled Principal	1,109,486.02	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	43,766.20
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,878.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,109,486.02	Total Expenses/Reimbursements	60,644.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,838,454.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,109,486.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,947,940.03
Total Funds Collected	4,020,077.35	Total Funds Distributed	4,020,077.35

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	939,803,481.57	939,803,481.57	Beginning Certificate Balance	939,803,481.57
(-) Scheduled Principal Collections	1,109,486.02	1,109,486.02	(-) Principal Distributions	1,109,486.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	938,693,995.55	938,693,995.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	940,156,588.42	940,156,588.42	Ending Certificate Balance	938,693,995.55
Ending Actual Collateral Balance	939,058,863.52	939,058,863.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	112,403,256.57	11.97%	12	3.8754	NAP	Defeased	6	112,403,256.57	11.97%	12	3.8754	NAP
	9,999,999 or less	5	27,040,571.77	2.88%	15	4.5103	2.897593	1.24 or less	6	118,079,618.21	12.58%	15	4.1166	0.357882
10,000,000 to 19,999,999		5	77,567,060.52	8.26%	14	4.3903	0.958787	1.25 to 1.74	8	263,657,838.29	28.09%	14	3.9732	1.494707
20,000,000 to 24,999,999		4	83,432,338.74	8.89%	14	3.5618	2.623261	1.75 to 2.24	5	160,765,329.20	17.13%	16	3.9853	2.064980
25,000,000 to 49,999,999		12	444,979,813.90	47.40%	15	3.8835	1.922849	2.25 to 2.74	2	90,000,000.00	9.59%	15	3.8470	2.410800
	50,000,000 or greater	3	193,270,954.05	20.59%	15	3.3355	2.429100	2.75 or greater	8	193,787,953.28	20.64%	14	3.1571	3.670982
	Totals	35	938,693,995.55	100.00%	14	3.8010	2.101561	Totals	35	938,693,995.55	100.00%	14	3.8010	2.101561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	112,403,256.57	11.97%	12	3.8754	NAP
							Defeased	9	112,403,256.57	11.97%	12	3.8754	NAP
California	7	240,828,320.52	25.66%	15	3.8109	1.599874
							Industrial	1	15,949,903.38	1.70%	11	5.1280	1.462700
Florida	1	15,710,688.70	1.67%	16	4.9200	(0.230200)
							Lodging	5	100,350,495.45	10.69%	15	4.5299	1.444526
Georgia	3	42,239,748.24	4.50%	16	4.3627	2.250805
							Mixed Use	2	25,667,383.36	2.73%	13	3.5486	(0.644944)
Indiana	2	77,739,645.09	8.28%	14	4.0645	1.991840
							Multi-Family	1	29,335,044.67	3.13%	16	4.1720	2.218500
Massachusetts	1	15,358,304.99	1.64%	16	4.0200	3.542700
							Office	12	500,030,671.19	53.27%	15	3.5686	2.366024
New York	4	207,138,383.36	22.07%	14	3.0712	3.200478
							Retail	8	154,957,240.93	16.51%	16	3.8601	1.754112
North Carolina	2	55,573,686.95	5.92%	15	3.8064	1.376897
							Totals	38	938,693,995.55	100.00%	14	3.8010	2.101561
Ohio	1	5,475,997.45	0.58%	15	4.9800	3.854700

Pennsylvania	1	23,092,416.61	2.46%	15	4.2000	1.542900

South Carolina	1	2,174,803.30	0.23%	16	4.7170	1.251900

Tennessee	3	84,762,692.51	9.03%	15	4.3569	1.337855

Texas	1	6,472,540.12	0.69%	16	4.3400	1.899400

Wisconsin	2	49,723,511.14	5.30%	15	3.9366	1.228582

Totals	38	938,693,995.55	100.00%	14	3.8010	2.101561

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	112,403,256.57	11.97%	12	3.8754	NAP	Defeased	6	112,403,256.57	11.97%	12	3.8754	NAP
	3.99999% or less	14	505,832,943.57	53.89%	15	3.4210	2.203386	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	8	227,577,266.92	24.24%	14	4.1983	2.098699	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	5	74,792,241.75	7.97%	16	4.7264	1.052154	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	2	18,088,286.74	1.93%	11	5.1424	1.428369	37 months to 60 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	938,693,995.55	100.00%	14	3.8010	2.101561	61 months or greater	29	826,290,738.98	88.03%	15	3.7909	2.053383
								Totals	35	938,693,995.55	100.00%	14	3.8010	2.101561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	112,403,256.57	11.97%	12	3.8754	NAP	Defeased	6	112,403,256.57	11.97%	12	3.8754	NAP
	120 months or less	29	826,290,738.98	88.03%	15	3.7909	2.053383	Interest Only	10	355,629,000.00	37.89%	14	3.3873	2.649942
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	19	470,661,738.98	50.14%	15	4.0959	1.602626
	Totals	35	938,693,995.55	100.00%	14	3.8010	2.101561	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	938,693,995.55	100.00%	14	3.8010	2.101561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	112,403,256.57	11.97%	12	3.8754	NAP			No outstanding loans in this group
Underwriter's Information		3	45,102,166.70	4.80%	13	3.0298	4.127215
	12 months or less	23	702,686,818.26	74.86%	15	3.8237	1.990605
	13 months to 24 months	2	76,363,370.66	8.14%	15	3.8979	1.430866
	25 months or greater	1	2,138,383.36	0.23%	15	5.2500	1.172300
	Totals	35	938,693,995.55	100.00%	14	3.8010	2.101561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306531004	OF	New York	NY	Actual/360	2.860%	190,633.33	0.00	0.00	N/A	09/01/26	--	80,000,000.00	80,000,000.00	07/01/25
2	656120549	OF	New York	NY	Actual/360	2.983%	99,444.44	0.00	0.00	N/A	08/06/26	--	40,000,000.00	40,000,000.00	07/06/25
2A	656120550				Actual/360	2.983%	49,722.22	0.00	0.00	N/A	08/06/26	--	20,000,000.00	20,000,000.00	07/06/25
2B	656120551				Actual/360	2.983%	49,722.22	0.00	0.00	N/A	08/06/26	--	20,000,000.00	20,000,000.00	07/06/25
3	306871003	MU	Seattle	WA	Actual/360	3.524%	190,883.33	0.00	0.00	N/A	06/06/26	--	65,000,000.00	65,000,000.00	07/06/25
4	306871004	RT	Fresno	CA	Actual/360	3.587%	179,350.00	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	07/01/25
5	306871005	RT	Matthews	NC	Actual/360	3.767%	167,574.46	110,874.00	0.00	N/A	10/01/26	--	53,381,828.05	53,270,954.05	07/01/25
6	306871006	OF	Indianapolis	IN	Actual/360	3.874%	154,522.96	119,418.84	0.00	N/A	09/01/26	--	47,859,063.93	47,739,645.09	07/01/25
7	306871007	OF	Nashville	TN	Actual/360	4.190%	169,743.36	74,473.49	0.00	N/A	10/01/26	--	48,613,850.17	48,539,376.68	07/01/25
8	306871008	OF	New York	NY	Actual/360	3.500%	131,250.00	0.00	0.00	N/A	10/06/26	--	45,000,000.00	45,000,000.00	07/06/25
9	306871009	OF	Sunnyvale	CA	Actual/360	3.319%	107,445.99	104,099.54	0.00	N/A	04/01/27	--	38,842,883.42	38,738,783.88	07/01/25
11	306871011	LO	Seaside	CA	Actual/360	4.200%	132,137.66	74,031.98	0.00	N/A	09/01/26	--	37,753,615.83	37,679,583.85	07/01/25
12	656120582	LO	Memphis	TN	Actual/360	4.570%	128,374.00	75,967.21	0.00	N/A	11/06/26	--	33,708,708.52	33,632,741.31	07/06/25
13	306871013	OF	Oakland	CA	Actual/360	4.140%	127,995.00	0.00	0.00	N/A	07/01/26	--	37,100,000.00	37,100,000.00	06/01/25
14	306871014	MF	Statesboro	GA	Actual/360	4.172%	102,200.50	61,073.25	0.00	N/A	11/01/26	--	29,396,117.92	29,335,044.67	07/01/25
15	656120562	OF	La Crosse	WI	Actual/360	3.910%	95,936.71	59,902.91	0.00	N/A	10/06/26	--	29,443,491.92	29,383,589.01	07/06/25
16	306871016	OF	Indianapolis	IN	Actual/360	4.367%	109,172.50	0.00	0.00	N/A	09/01/26	--	30,000,000.00	30,000,000.00	07/01/25
17	656120563	OF	Long Beach	CA	Actual/360	3.610%	83,883.55	52,678.69	0.00	N/A	10/06/26	--	27,883,728.10	27,831,049.41	07/06/25
19	656120567	RT	Philadelphia	PA	Actual/360	4.200%	81,003.49	51,437.03	0.00	N/A	10/06/26	--	23,143,853.64	23,092,416.61	07/06/25
21	656120565	OF	Pewaukee	WI	Actual/360	3.975%	67,530.70	46,703.33	0.00	N/A	10/06/26	--	20,386,625.46	20,339,922.13	11/06/24
22	656120535	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	18,426,833.30	18,426,833.30	09/01/23
22A	656120541				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	5,102,166.70	5,102,166.70	09/01/23
23	656120564	OF	West Valley City	UT	Actual/360	4.040%	60,229.49	35,715.36	0.00	N/A	07/06/26	--	17,889,948.71	17,854,233.35	07/06/25
24	656120587	LO	Miami Beach	FL	Actual/360	4.920%	64,552.64	33,856.82	0.00	N/A	11/06/26	--	15,744,545.52	15,710,688.70	07/06/25
25	407004614	IN	San Diego	CA	Actual/360	5.128%	68,286.40	29,754.48	0.00	N/A	06/06/26	--	15,979,657.86	15,949,903.38	07/06/25
26	656120570	OF	Cambridge	MA	Actual/360	4.020%	51,559.76	32,668.39	0.00	N/A	11/06/26	--	15,390,973.38	15,358,304.99	07/06/25
28	306871028	RT	Various	Various	Actual/360	4.717%	47,745.23	25,007.18	0.00	N/A	11/01/26	--	12,146,337.33	12,121,330.15	07/01/25
29	656120561	OF	West Palm Beach	FL	Actual/360	4.640%	39,985.93	23,363.70	0.00	N/A	09/06/26	--	10,341,189.53	10,317,825.83	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	306871030	LO	Albany	GA	Actual/360	4.847%	31,817.48	25,753.58	0.00	N/A	11/01/26	--	7,877,237.72	7,851,484.14	07/01/25
31	306871031	RT	Reno	NV	Actual/360	4.350%	25,392.70	13,436.62	0.00	N/A	09/06/26	05/06/26	7,004,881.78	6,991,445.16	07/06/25
32	306871032	RT	Katy	TX	Actual/360	4.340%	23,463.53	15,071.25	0.00	N/A	11/01/26	--	6,487,611.37	6,472,540.12	07/01/25
33	306871033	MF	Houston	TX	Actual/360	4.370%	23,236.32	14,936.44	0.00	N/A	09/06/26	06/06/26	6,380,683.24	6,365,746.80	07/06/25
34	407004631	MH	Various	Various	Actual/360	4.820%	23,646.38	13,059.69	0.00	N/A	08/06/26	05/06/26	5,887,065.12	5,874,005.43	07/06/25
35	306871035	LO	Mentor	OH	Actual/360	4.980%	22,774.24	11,771.96	0.00	N/A	10/01/26	--	5,487,769.41	5,475,997.45	07/01/25
36	306871036	MU	Brooklyn	NY	Actual/360	5.250%	9,374.81	4,430.28	0.00	N/A	10/01/26	--	2,142,813.64	2,138,383.36	07/01/25
Totals							2,910,591.33	1,109,486.02	0.00				939,803,481.57	938,693,995.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	109,046,514.60	28,147,053.66	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	116,049,300.00	28,213,100.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	27,676,308.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,619,695.03	2,586,177.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,163,380.15	1,526,417.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,877,408.52	1,419,352.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,729,527.04	1,542,717.09	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	32,795,104.11	8,219,099.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,032,780.32	6,176,600.36	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,131,098.45	2,208,883.89	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,021,585.00	01/01/25	03/31/25	--	0.00	0.00	127,840.42	127,840.42	0.00	0.00
14	3,826,344.92	1,103,400.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,874,892.79	748,452.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	14,931,949.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,139,708.49	377,745.68	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,439,246.90	657,409.73	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,105,714.00	10/01/23	09/30/24	07/12/25	13,229,077.52	215,983.33	70,228.12	697,198.34	0.00	0.00
22	(3,303,698.00)	(11,442,169.00)	01/01/24	09/30/24	05/06/25	11,269,877.53	202,566.36	(148.18)	698,065.57	0.00	0.00
22A	0.00	0.00	--	--	07/11/25	3,120,492.43	56,088.18	(41.03)	193,285.86	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	195,946.50	(171,711.84)	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,201,795.74	457,458.15	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,889,064.65	942,015.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,327,476.16	289,672.39	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	2,399,882.74	2,269,355.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	927,483.56	0.00	--	--	--	0.00	0.00	0.00	0.00	543.14	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,797,204.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	88,834.00	101,612.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	352,857,248.37	78,499,941.33				27,619,447.48	474,637.87	197,879.32	1,716,390.19	543.14	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	3	43,868,922.13	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.801037%	3.764707%	14
06/17/25	0	0.00	0	0.00	3	43,915,625.46	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.801398%	3.765078%	15
05/16/25	0	0.00	0	0.00	3	43,959,926.13	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.801735%	3.765425%	16
04/17/25	0	0.00	0	0.00	3	44,006,329.01	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.802092%	3.765791%	17
03/17/25	0	0.00	0	0.00	3	44,050,320.27	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.802425%	3.766134%	18
02/18/25	0	0.00	1	20,571,952.68	2	23,529,000.00	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.802822%	3.766541%	19
01/17/25	1	37,100,000.00	1	20,615,621.16	2	23,529,000.00	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803150%	3.766878%	20
12/17/24	1	20,659,140.67	0	0.00	2	23,529,000.00	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803477%	3.767214%	21
11/18/24	0	0.00	0	0.00	2	23,529,000.00	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803823%	3.777360%	22
10/18/24	0	0.00	0	0.00	2	23,529,000.00	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.804145%	3.777681%	23
09/17/24	0	0.00	0	0.00	2	23,529,000.00	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.804487%	3.778021%	24
08/16/24	0	0.00	0	0.00	2	23,529,000.00	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.804806%	3.778338%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	306871013	06/01/25	0	B	127,840.42	127,840.42	0.00	37,100,000.00	10/29/24	13
21	656120565	11/06/24	7	6	70,228.12	697,198.34	7,928.50	20,704,790.08	05/09/23	2
22	656120535	09/01/23	21	6	(148.18)	698,065.57	0.00	18,426,833.30	06/21/23	2		09/29/23
22A	656120541	09/01/23	21	6	(41.03)	193,285.86	0.00	5,102,166.70	06/21/23	0		09/29/23
Totals					197,879.32	1,716,390.19	7,928.50	81,333,790.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		155,135,334	155,135,334	0		0
13 - 24 Months		783,558,661	739,689,739	20,339,922		23,529,000
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	938,693,996	894,825,073	0	0	25,442,089	18,426,833
Jun-25	939,803,482	895,887,856	0	0	25,488,792	18,426,833
May-25	940,847,372	896,887,446	0	0	20,430,926	23,529,000
Apr-25	941,949,432	897,943,103	0	0	20,477,329	23,529,000
Mar-25	942,985,675	898,935,355	0	0	20,521,320	23,529,000
Feb-25	944,204,670	900,103,718	0	20,571,953	0	23,529,000
Jan-25	945,232,876	863,988,255	37,100,000	20,615,621	0	23,529,000
Dec-24	946,257,419	902,069,278	20,659,141	0	0	23,529,000
Nov-24	947,340,821	923,811,821	0	0	5,102,167	18,426,833
Oct-24	948,357,854	924,828,854	0	0	0	23,529,000
Sep-24	949,434,013	925,905,013	0	0	0	23,529,000
Aug-24	950,443,590	926,914,590	0	0	0	23,529,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	306871013	37,100,000.00	37,100,000.00	212,000,000.00	06/22/16	1,622,409.00	1.59220	03/31/25	07/01/26	I/O
21	656120565	20,339,922.13	20,704,790.08	8,700,000.00	03/21/25	1,069,343.00	0.78000	09/30/24	10/06/26	255
22	656120535	18,426,833.30	18,426,833.30	260,000,000.00	08/24/24	(11,639,380.00)	(0.81010)	09/30/24	08/01/26	I/O
22A	656120541	5,102,166.70	5,102,166.70	290,000,000.00	12/05/23	56,554,190.00	3.68000	03/31/16	08/01/26	I/O
Totals		80,968,922.13	81,333,790.08	770,700,000.00		47,606,562.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	306871013	OF	CA	10/29/24	13
Loan transferred to Special Servicing effective 10/29/2024 due to imminent monetary default.

21	656120565	OF	WI	05/09/23	2

The Loan transferred to Special Servicing 2/4/25 due to payment default. Borrower signed PNL 2/18/25. Borrower has submitted a request for consensual foreclosure. Special Servicer has engaged outside counsel and is enforcing is rights and remedies under the loan documents.

22	656120535	MU	CA	06/21/23	2

07/01/2025 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property and in th e neighborhood. Management and Leasing is being handled by JLL who's working with the Receiver to stabilize the property. Bloomingdales (non-owned anchor) closed April 13, 2025. Lender is finishing DD and intends to complete a foreclosure in 60- 90 days. Lender is underwriting all methods for disposition.

22A	656120541	Various	Various	06/21/23	0

07/01/2025 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property and in th e neighborhood. Management and Leasing is being handled by JLL who's working with the Receiver to stabilize the property. Bloomingdales (non-owned anchor) closed April 13, 2025. Lender is finishing DD and intends to complete a foreclosure in 60- 90 days. Lender is underwriting all methods for disposition.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	656120582	37,609,987.00	4.57000%	37,609,987.00	4.57000%	10	06/30/20	08/06/20	08/11/20
19	656120567	0.00	4.20000%	0.00	4.20000%	8	06/24/21	06/24/21	--
24	656120587	17,540,285.62	4.92000%	17,540,285.62	4.92000%	10	05/06/20	05/06/20	08/11/20
28	306871028	13,459,746.66	4.71700%	13,459,746.66	4.71700%	10	04/01/20	04/01/20	06/11/20
29	656120561	11,609,844.38	4.64000%	11,609,844.38	4.64000%	10	04/06/20	04/06/20	08/11/20
Totals		80,219,863.66		80,219,863.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	306871010 06/16/23	37,321,818.17	525,000,000.00	37,557,156.72	235,338.55	37,557,156.72	37,321,818.17	0.00	0.00	0.00	0.00	0.00%
18	306871018 09/15/23	24,884,811.55	35,700,000.00	16,745,072.48	1,193,547.31	16,745,072.48	15,551,525.17	9,333,286.38	0.00	0.00	9,333,286.38	32.40%
27	656120568 04/16/21	14,879,713.97	15,700,000.00	12,304,011.32	221,043.26	12,304,011.32	12,082,968.06	2,796,745.91	0.00	154,149.70	2,642,596.21	16.51%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		77,086,343.69	576,400,000.00	66,606,240.52	1,649,929.12	66,606,240.52	64,956,311.40	12,130,032.29	0.00	154,149.70	11,975,882.59

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	306871010	06/16/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	306871018	09/15/23	0.00	0.00	9,333,286.38	0.00	0.00	9,333,286.38	0.00	0.00	9,333,286.38
27	656120568	08/16/24	0.00	0.00	2,642,596.21	0.00	0.00	(0.20)	0.00	0.00	2,642,596.21
		11/18/22	0.00	0.00	2,642,596.41	0.00	0.00	(30,566.15)	0.00	0.00
		08/17/22	0.00	0.00	2,673,162.56	0.00	0.00	(61,520.05)	0.00	0.00
		11/18/21	0.00	0.00	2,734,682.61	0.00	0.00	(53,770.80)	0.00	0.00
		09/17/21	0.00	0.00	2,788,453.41	0.00	0.00	(13,487.70)	0.00	0.00
		07/16/21	0.00	0.00	2,801,941.11	0.00	0.00	3,090.60	0.00	0.00
		05/17/21	0.00	0.00	2,798,850.51	0.00	0.00	2,104.60	0.00	0.00
		04/16/21	0.00	0.00	2,796,745.91	0.00	0.00	2,796,745.91	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,975,882.59	0.00	0.00	11,975,882.59	0.00	0.00	11,975,882.59

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	7,729.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	4,247.21	0.00	0.00	43,766.20	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,838.92	0.00	0.00	0.00	0.00	52,117.23	0.00	0.00	0.00	0.00
22A	0.00	0.00	1,062.95	0.00	0.00	0.00	0.00	14,430.63	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,878.25	0.00	0.00	43,766.20	0.00	66,547.86	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		127,192.31

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27